Deferred Charges, Net - Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Deferred Charges Net Abstract
Deferred charges, beginning balance	$ 779
Amortization of special survey costs	(97)	$ (117)
Additions	155
Deferred charges, ending balance	$ 837